Redeemable Convertible Preferred Stock and Stockholders’ (Deficit) Equity	9 Months Ended
Sep. 30, 2016
Statement Of Stockholders Equity [Abstract]
Redeemable Convertible Preferred Stock and Stockholders’ (Deficit) Equity

7. Redeemable Convertible Preferred Stock and Stockholders’ (Deficit) Equity

Amended and Restated Certificate of Incorporation

Our outstanding preferred stock includes certain redemption provisions and therefore is not included in stockholders’ deficit on the consolidated balance sheets at December 31, 2014 and 2015. Holders of our Series 1 and Series 2 redeemable convertible preferred stock are entitled to accretion equal to 7% annual interest (non- compounded) on the original price paid per share of the applicable series of preferred stock, accrued from the date of issuance of such shares. We recorded accretion of $11.3 million during 2014 and 2015 in respect of our outstanding Series 1 and Series 2 redeemable convertible preferred stock. Accretion is generally recorded against distributable earnings. Since we have accumulated losses, we record accretion against Additional Paid in Capital until there is no remaining capital. Thereafter, accretion is recorded against our Accumulated Deficit.

Common Stock

As of December 31, 2015, we had authorized 15,041,666 shares of voting $0.001 par value common stock. Each holder of the common stock is entitled to one vote per common share. At its discretion, the Board of Directors may declare dividends on shares of common stock, subject to the prior rights of our preferred stockholders. Upon liquidation or dissolution, holders of common stock will receive distributions only after preferred stock preferences have been satisfied.

As of December 31, 2015 we have reserved 10,070,299 shares of common stock for the conversion of preferred stock and the exercise of options and warrants.

As of December 31, 2015, 25,000 common stock warrants were outstanding with an exercise price of $2.52 per share. These common stock warrants expire on March 24, 2021.

Redeemable Convertible Preferred Stock

As of December 31, 2015, we have authorized 8,312,719 shares of $0.001 par value preferred stock, of which 5,333,553 have been designated Series 1 redeemable convertible preferred stock and 2,979,166 have been designated Series 2 redeemable convertible preferred stock.

Preferred stock warrants outstanding, all with exercise prices of $9.318 per share, are as follows:

	ISSUANCE	EXPIRATION		FAIR VALUE AT DECEMBER 31
	DATE	DATE	SHARES	2014	2015
				(in thousands)
Series 2 preferred stock	June 2, 2010	June 2, 2020	2,004	$29	$24
Series 2 preferred stock	February 1, 2011	February 1, 2021	1,458	22	18
Series 2 preferred stock	July 13, 2012	July 13, 2022	41,666	652	548
Series 2 preferred stock (1)	June 30, 2010	June 30, 2017	218,523	2,865	2,275
Total Series 2 redeemable convertible preferred stock			263,651	$3,568	$2,865

(1)

These warrants will be automatically exercised on a net exercise basis if the initial per share price of common stock to the public in an initial public offering exceeds the exercise price of the warrants; otherwise, the warrants will expire. As of September 30, 2016, we had no warrants outstanding (unaudited).

Redemption

The holders of at least 70% of the outstanding shares of Series 2 redeemable convertible preferred stock voting as a separate class on an as-if converted basis may, at any time after July 13, 2017, require us to redeem the Series 1 and Series 2 redeemable convertible preferred stock at an amount per share equal to the sum of

•	$10.7808 in the case of Series 1 redeemable convertible preferred stock and $9.318 in the case of Series 2 preferred stock;
•	all declared but unpaid dividends with respect to any such shares to be redeemed; and
•	an amount equal to 7% annual interest (non-compounded) on the original price paid per share of the applicable series of preferred stock accrued from the date of issuance of such shares.

One third of the shares are redeemable in the year the redemption election is made beginning on the earlier of the date that is January 1st, April 1st, July 1st or October 1st after our receipt of the redemption election. The remaining shares are to be redeemed ratably over the next two anniversaries of the initial redemption date. If we do not have sufficient funds legally available to redeem all shares of Series 2 and Series 1 redeemable convertible preferred stock, then we will (1) redeem the maximum possible number of shares ratably among holders of Series 2 redeemable convertible preferred stock and (2) use any remaining funds to redeem the maximum possible number of shares ratably among holders of Series 1 redeemable convertible preferred stock. Thereafter, when additional funds are available for redemption of shares, the redemption will be subject to the priority noted above.

In addition, the Series 1 and Series 2 redeemable convertible preferred stock both contain provisions that, in the event of a change in the control of our company, would give the holders of the preferred stock the right to receive a cash distribution equal to the liquidation preference on the preferred stock.

Dividends

The holders of Series 1 and Series 2 redeemable convertible preferred stock are entitled to receive noncumulative dividends prior to and in preference to any dividends to common stockholders, at a rate of $0.9318 per share per annum on each outstanding share of Series 2 redeemable convertible preferred stock and $1.07808 per share per annum on each outstanding share of Series 1 redeemable convertible preferred stock, payable quarterly when and if declared by the board of directors. The dividend per share is subject to adjustment for stock splits, stock dividends and reclassification.

Liquidation

In the event of any liquidation, dissolution or winding up of the corporation, including a merger, acquisition or sale of assets, the holders of Series 2 redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of assets to the holders of Series 1 redeemable convertible preferred stock, or common stock, an amount equal to $25.6248 (subject to adjustment) for each share of Series 2 redeemable convertible preferred stock held by them plus declared but unpaid dividends. If our assets are insufficient to permit this payment, then the assets shall be distributed ratably among the holders of Series 2 redeemable convertible preferred stock.

If assets remain after this Series 2 redeemable convertible preferred stock distribution, the holders of Series 1 redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of assets to the holders of common stock, an amount equal to approximately $10.7808 (subject to adjustment) for each share of Series 1 redeemable convertible preferred stock held by them plus declared but unpaid dividends. If our assets are insufficient to permit this payment, then the assets shall be distributed ratably among the holders of Series 1 redeemable convertible preferred stock.

Any assets remaining after this Series 1 redeemable convertible preferred stock distribution shall be distributed ratably to the holders of Series 1 and Series 2 redeemable convertible preferred stock (assuming conversion to common stock) and the common stockholders.

Voting

Each holder of preferred stock is entitled to vote on all matters with respect to any question upon which holders of common stock have the right to vote, and each preferred stock holder is entitled to that number of votes equal to the number of votes that would be accorded to the number of shares of common stock into which such holder’s preferred stock would be converted.

Conversion

Each share of preferred stock is convertible at the option of the holder into such number of shares of common stock as is determined by dividing its original purchase price by the conversion price at the time of conversion. As of December 31, 2014 each share of Series 1 and Series 2 redeemable convertible preferred stock was convertible into one share of common stock as the original purchase price was equal to the conversion rates of $10.7808 and $9.318 per share, respectively. Immediately prior to the closing of a public offering in which the pre-money equity value of our company is at least $300 million and results in at least $50 million of proceeds, net of underwriting discounts and commissions to the company, each share of Series 1 redeemable convertible preferred stock will automatically convert into common stock at the conversion rate of 1- to-1 and shares of Series 2 redeemable convertible preferred stock will automatically convert into common stock at the conversion ratio of 1-to-1.25.